Share-based Compensation - Share Options Activities (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Aggregate Intrinsic Value
Weighted-average fair value of granted share options	$ 13.55	$ 9.33	$ 5.31
Total intrinsic value of share options exercised	$ 239,300
Stock Option
Number of Options
Outstanding at beginning period	35,860	26,248	22,722
Granted	1,846	11,811	5,360
Repurchased			(288)
Exercised	(15,568)	(500)
Forfeited	(954)	(1,699)	(1,546)
Outstanding at ending period	21,184	35,860	26,248	22,722
Exercisable at ending period	9,483
Weighted Average Exercise Price
Outstanding at beginning period	$ 0.84	$ 1.01	$ 0.78
Granted	2.14	0.60	2.28
Repurchased			0.03
Exercised	0.40	0.01
Forfeited	4.49	2.22	2.21
Outstanding at ending period	1.10	$ 0.84	$ 1.01	$ 0.78
Exercisable at ending period	$ 1.47
Weighted Average Remaining Contractual Life
Outstanding	6 years 4 months 20 days	7 years 3 months 29 days	7 years 2 months 19 days	7 years 8 months 23 days
Exercisable at ending period	3 years 6 months 29 days
Aggregate Intrinsic Value
Outstanding at beginning period	$ 339,953	$ 159,818	$ 88,678
Outstanding at ending period	211,515	$ 339,953	$ 159,818	$ 88,678
Exercisable at ending period	$ 91,167